Portfolio of Investments
Touchstone Flexible Income Fund – December 31, 2020 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 30.2%
	Financials — 14.3%
$ 3,144,000	American Express Co., Ser B, (3M LIBOR +3.428%), 3.649%(A)(B)	$ 3,120,420
4,037,000	Ares Capital Corp., 3.250%, 7/15/25	4,278,395
5,821,000	Bank of New York Mellon Corp. (The), Ser G, 4.700%(A)	6,419,399
15,710,000	Charles Schwab Corp. (The), Ser G, 5.375%(A)(B)	17,497,012
7,814,000	Citigroup, Inc., Ser Q, (3M LIBOR +4.095%), 4.316%(A)(B)	7,774,930
884,000	Citigroup, Inc., Ser R, (3M LIBOR +4.478%), 4.699%(A)(B)	885,326
4,775,000	Citigroup, Inc., Ser V, 4.700%(A)	4,906,742
6,134,000	Citigroup, Inc., Ser W, 4.000%(A)	6,295,017
300,000	Citizens Financial Group, Inc., Ser A, (3M LIBOR +3.960%), 4.194%(A)(B)	294,210
12,391,000	Citizens Financial Group, Inc., Ser F, 5.650%(A)	13,911,376
5,506,000	Fifth Third Bancorp, Ser L, 4.500%(A)(B)	5,855,631
4,423,000	Huntington Bancshares, Inc., Ser F, 5.625%(A)	5,163,853
1,278,000	Lincoln National Corp., (3M LIBOR +2.040%), 2.258%, 4/20/67(B)	955,305
2,805,000	MetLife, Inc., Ser C, (3M LIBOR +3.575%), 3.792%(A)(B)	2,790,975
3,473,000	Oaktree Specialty Lending Corp., 3.500%, 2/25/25	3,596,251
13,136,000	Regions Financial Corp., Ser D, 5.750%(A)	14,633,504
11,043,000	Truist Financial Corp., Ser Q, 5.100%(A)	12,616,738
		110,995,084
	Energy — 5.4%
22,187,000	BP Capital Markets PLC (United Kingdom), 4.875%(A)	24,754,036
1,161,000	Energy Transfer Operating LP, (3M LIBOR +3.018%), 3.232%, 11/1/66(B)	809,797
5,586,000	Energy Transfer Operating LP, Ser G, 7.125%(A)	5,306,700
11,421,000	MPLX LP, Ser B, 6.875%(A)	11,021,265
		41,891,798
	Consumer Discretionary — 4.7%
24,491,000	Macy's, Inc., 144a, 8.375%, 6/15/25(C)	27,197,256
8,434,000	Marriott Ownership Resorts, Inc., 144a, 6.125%, 9/15/25	8,982,210
		36,179,466
	Utilities — 3.4%
1,463,000	PPL Capital Funding, Inc., Ser A, (3M LIBOR +2.665%), 2.905%, 3/30/67(B)	1,261,810
23,090,000	Sempra Energy, 4.875%(A)(C)	24,677,437
		25,939,247
	Materials — 2.4%
16,007,000	United States Steel Corp., 144a, 12.000%, 6/1/25	18,488,085
	Total Corporate Bonds	$233,493,680
	Agency Collateralized Mortgage Obligations — 19.3%
27,767,382	FHLMC Multifamily Structured Pass Through Certificates, Ser K104, Class X1, 1.127%, 1/25/30(B)(D)	2,437,848
47,465,922	FHLMC Multifamily Structured Pass Through Certificates, Ser K109, Class X1, 1.584%, 4/25/30(B)(D)	5,933,497
34,577,162	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class X1, 1.698%, 4/25/30(B)(D)	4,578,812
7,005,157	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class X3, 3.404%, 6/25/48(B)(D)	1,783,884
28,800,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class XAM, 1.868%, 4/25/30(B)(D)	4,436,937
34,799,889	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class X1, 1.572%, 5/25/30(B)(D)	4,390,632
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 19.3% (Continued)
$15,310,315	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class X3, 3.176%, 4/25/48(B)(D)	$ 3,694,944
35,663,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class XAM, 1.796%, 5/25/30(B)(D)	5,318,662
66,974,171	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class X1, 1.433%, 5/25/30(B)(D)	7,786,109
15,300,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class X3, 3.001%, 7/25/48(B)(D)	3,491,108
10,630,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class XAM, 1.662%, 5/25/30(B)(D)	1,480,439
55,698,993	FHLMC Multifamily Structured Pass Through Certificates, Ser K113, Class X1, 1.387%, 6/25/30(B)(D)	6,252,669
10,743,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K113, Class XAM, 1.590%, 6/25/30(B)(D)	1,463,687
19,500,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K114, Class X3, 2.736%, 8/25/48(B)(D)	4,037,177
21,702,896	FHLMC Multifamily Structured Pass Through Certificates, Ser K115, Class X3, 2.958%, 9/25/48(B)(D)	4,890,160
26,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K116, Class X3, 3.021%, 9/25/47(B)(D)	6,180,855
39,700,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K117, Class XAM, 1.435%, 9/25/30(B)(D)	4,925,571
24,034,533	FHLMC Multifamily Structured Pass Through Certificates, Ser K118, Class X3, 2.693%, 10/25/48(B)(D)	5,038,013
11,576,808	FHLMC Multifamily Structured Pass Through Certificates, Ser K120, Class X3, 2.740%, 11/25/48(B)(D)	2,458,135
16,073,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K121, Class X3, 2.772%, 11/25/48(B)(D)	3,535,006
9,700,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K122, Class X3, 2.631%, 1/25/49(B)(D)	2,017,437
35,487,083	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1515, Class X1, 1.513%, 2/25/35(B)(D)	5,771,530
5,835,659	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1515, Class X3, 3.680%, 3/25/38(B)(D)	2,077,443
47,458,209	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1516, Class X1, 1.512%, 5/25/35(B)(D)	8,110,157
18,435,033	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1516, Class X3, 3.456%, 10/25/38(B)(D)	6,251,917
34,991,530	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1517, Class X1, 1.334%, 7/25/35(B)(D)	5,319,510
52,485,811	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1517, Class X3, 3.284%, 8/25/38(B)(D)	17,083,848

Touchstone Flexible Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 19.3% (Continued)
$15,100,238	FHLMC Multifamily Structured Pass Through Certificates, Ser K739, Class X3, 2.849%, 11/25/48(B)(D)	$ 2,454,908
53,550,000	FRESB 2020-SB81Mortgage Trust, Ser 2020-SB81, Class X1, 1.078%, 10/25/40(B)(D)	4,986,774
33,966,393	FRESB Mortgage Trust, Ser 2020-SB79, Class X1, 1.236%, 7/25/40(B)(D)	2,793,491
7,091,992	GNMA, Ser 2012-147, Class IO, 0.558%, 4/16/54(B)(D)(E)	155,493
23,108,200	GNMA, Ser 2016-110, Class IO, 0.945%, 5/16/58(B)(D)(E)	1,325,579
31,149,274	GNMA, Ser 2016-158, Class IO, 0.837%, 6/16/58(B)(D)(E)	1,649,852
35,838,171	GNMA, Ser 2016-52, Class IO, 0.853%, 3/16/58(B)(D)(E)	1,777,742
31,237,418	GNMA, Ser 2017-76, Class IO, 0.895%, 12/16/56(B)(D)(E)	1,804,842
33,000,275	GNMA, Ser 2017-94, Class IO, 0.617%, 2/16/59(B)(D)(E)	1,581,482
	Total Agency Collateralized Mortgage Obligations	$149,276,150
Shares
	Preferred Stocks — 15.3%
	Financials — 10.8%
597,440	AGNC Investment Corp., Ser F, 6.125%(A)(C)	14,272,842
190,829	AllianzGI Convertible & Income Fund, Ser A, 5.625%(A)	5,066,510
493,052	Annaly Capital Management, Inc., Ser I, 6.750%(A)	12,617,201
448,018	Ares Management Corp., Ser A, 7.000%(A)	11,648,468
56,756	Bank of America Corp., Ser CC, 6.200%(A)	1,418,332
217,122	Bank of America Corp., Ser EE, 6.000%(A)	5,501,871
104,910	Bank of America Corp., Ser GG, 6.000%(A)	2,915,449
307,420	GMAC Capital Trust I, Ser 2, (3M LIBOR +5.785%), 6.007%, 2/15/40(B)	8,315,711
161,138	Hartford Financial Services Group, Inc. (The), 7.875%, 4/15/42	4,449,020
4,920	JPMorgan Chase & Co., Ser AA, 6.100%(A)	126,690
17,276	JPMorgan Chase & Co., Ser BB, 6.150%(A)	447,794
254,594	National Rural Utilities Cooperative Finance Corp., Ser US, 5.500%, 5/15/64	7,454,512
84,703	PartnerRe Ltd. (Bermuda), Ser H, 7.250%(A)	2,171,785
136,380	Stifel Financial Corp., 5.200%, 10/15/47	3,579,975
61,290	Wells Fargo & Co., Ser W, 5.700%(A)	1,569,024
70,650	Wells Fargo & Co., Ser Z, 4.750%(A)	1,866,573
		83,421,757
	Utilities — 2.6%
349,698	Brookfield Renewable Partners LP (Canada), Ser 17, 5.250%(A)	9,539,762
241,181	Duke Energy Corp., Ser A, 5.750%(A)	6,876,070
126,633	Entergy Louisiana LLC, 4.875%, 9/1/66	3,403,895
670	Entergy New Orleans LLC, 5.000%, 12/1/52	17,306
		19,837,033
	Energy — 1.7%
22,839	Enbridge, Inc. (Canada), Ser 1, 5.949%(A)	417,954
90,996	Enbridge, Inc. (Canada), Ser 5, 5.375%(A)	1,547,842
46,849	Enbridge, Inc. (Canada), Ser J, 4.887%(A)	783,315
32,865	Enbridge, Inc. (Canada), Ser L, 4.959%(A)	566,921
426,035	Energy Transfer Operating LP, Ser E, 7.600%(A)	9,607,089
		12,923,121
	Communication Services — 0.2%
69,235	AT&T, Inc. , 5.350%, 11/1/66	1,912,271
	Total Preferred Stocks	$118,094,182
Principal Amount		MarketValue
	Non-Agency Collateralized Mortgage Obligations — 9.1%
$ 412,806	American Home Mortgage Investment Trust, Ser 2004-4, Class 4A, (6M LIBOR +2.000%), 2.257%, 2/25/45(B)	$ 414,824
4,220,236	Bear Stearns ALT-A Trust, Ser 2004-12, Class 1M1, (1M LIBOR +0.930%), 1.078%, 1/25/35(B)	4,267,387
71,903	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34	73,980
498,202	GSR Mortgage Loan Trust, Ser 2005-AR4, Class 6A1, 3.328%, 7/25/35(B)(D)	507,590
5,685	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, (12M LIBOR +1.625%), 1.955%, 12/25/32(B)	5,523
159,859	Morgan Stanley Mortgage Loan Trust, Ser 2004-7AR, Class 2A6, 2.849%, 9/25/34(B)(D)	159,437
23,900,155	New Residential Mortgage Loan Trust, Ser 2020-NPL1, Class A1, 144a, 4.335%, 7/25/60	24,191,118
4,515,794	New Residential Mortgage Loan Trust, Ser 2020-NPL2, Class A1, 144a, 3.228%, 8/25/60	4,548,638
4,861,303	New Residential Mortgage Loan Trust, Ser 2020-RPL2, Class A1, 144a, 3.578%, 8/25/25(B)(D)	4,872,678
12,560,528	Pretium Mortgage Credit Partners I LLC, Ser 2020-RPL1, Class A1, 144a, 3.819%, 5/27/60	12,652,309
2,839,202	PRPM LLC, Ser 2020-2, Class A1, 144a, 3.671%, 8/25/25	2,866,253
9,775	RALI Series Trust, Ser 2004-QS6, Class A1, 5.000%, 5/25/19	9,399
12,660,490	Redwood Funding Trust, Ser 2020-1, Class A, 144a, 4.750%, 7/27/59	12,467,163
3,282,502	Sequoia Mortgage Trust, Ser 2013-9, Class B1, 144a, 3.500%, 7/25/43	3,382,333
	Total Non-Agency Collateralized Mortgage Obligations	$70,418,632
Shares
	Investment Funds — 9.1%
631,461	BlackRock Corporate High Yield Fund, Inc.±†	7,217,599
73,745	BlackRock Credit Allocation Income Trust±†	1,084,789
85,272	BlackRock Debt Strategies Fund, Inc.±	891,092
94,038	BlackRock Ltd. Duration Income Trust±†	1,497,085
62,062	BlackRock Municipal Income Trust±†	960,099
444,552	BlackRock MuniVest Fund, Inc.±	4,085,433
37,910	BlackRock MuniYield Quality Fund III, Inc.±†	547,800
19,238	Cohen & Steers Ltd. Duration Preferred & Income Fund, Inc.±†	511,731
117,644	Eaton Vance Municipal Bond Fund±†	1,599,958
99,219	First Trust High Income Long/Short Fund±†	1,465,465
26,692	First Trust Intermediate Duration Preferred & Income Fund±†	641,943
482,714	Invesco Municipal Opportunity Trust±	6,188,393
117,978	Invesco Municipal Trust±	1,512,478
1,501,838	Invesco Senior Income Trust±†	5,977,315
392,823	Invesco Trust for Investment Grade Municipals±†	5,189,192
149,681	John Hancock Premium Dividend Fund±†	2,120,980
308,005	Nuveen AMT-Free Quality Municipal Income Fund±†	4,650,875
1,538,241	Nuveen Credit Strategies Income Fund±	9,737,066
104,375	Nuveen Preferred & Income Opportunities Fund±	991,563
115,860	Nuveen Preferred & Income Securities Fund±†	1,127,318
247,936	Nuveen Quality Municipal Income Fund±†	3,810,776
248,476	Wells Fargo Income Opportunities Fund±†	2,027,564
924,038	Western Asset High Income Opportunity Fund, Inc.±†	4,573,988
116,867	Western Asset High Yield Defined Opportunity Fund, Inc.±	1,802,089
	Total Investment Funds	$70,212,591

Touchstone Flexible Income Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Commercial Mortgage-Backed Securities — 4.6%
$29,992,024	BANK, Ser 2020-BN26, Class XA, 1.238%, 3/15/63(B)(D)	$ 2,685,549
10,000,000	BXMT Ltd. (Cayman Islands), Ser 2020-FL2, Class A, 144a, (1M LIBOR +0.900%), 1.053%, 2/16/37(B)	9,931,916
3,191,155	Harvest Commercial Capital Loan Trust, Ser 2019-1, Class A, 144a, 3.290%, 9/25/46(B)(D)	3,226,231
8,046,948	VCC Trust, Ser 2020-MC1, Class A, 144a, 4.500%, 6/25/45(B)(D)	8,032,589
932,021	Velocity Commercial Capital Loan Trust, Ser 2016-2, Class M1, 3.661%, 10/25/46(B)(D)	931,452
5,164,616	Velocity Commercial Capital Loan Trust, Ser 2019-2, Class A, 144a, 3.130%, 7/25/49(B)(D)	5,314,834
5,778,469	Velocity Commercial Capital Loan Trust, Ser 2020-1, Class AFX, 144a, 2.610%, 2/25/50(B)(D)	5,858,310
	Total Commercial Mortgage-Backed Securities	$35,980,881
	U.S. Treasury Obligations — 3.9%
30,000,000	U.S. Treasury Note, 2.625%, 6/15/21	30,335,156
	Asset-Backed Securities — 2.0%
438,670	Arivo Acceptance Auto Loan Receivables Trust, Ser 2019-1, Class A, 144a, 2.990%, 7/15/24	444,192
122,180	Conseco Finance Corp., Ser 1998-4, Class A7, 6.870%, 4/1/30(B)(D)	124,594
181,415	DT Auto Owner Trust, Ser 2019-3I, Class A, 2.550%, 8/15/22	181,722
247,938	JFIN CLO Ltd. (Cayman Islands), Ser 2014-1A, Class AR, 144a, (3M LIBOR +0.950%), 1.168%, 4/21/25(B)	247,745
385,815	Mid-State Capital Corp. Trust, Ser 2005-1, Class M2, 7.079%, 1/15/40	432,452
1,764,376	Pretium Mortgage Credit Partners I LLC, Ser 2019-CFL1, Class A1, 144a, 3.721%, 1/25/59	1,763,565
5,959,391	PRPM LLC, Ser 2020-1A, Class A1, 144a, 2.981%, 2/25/25	5,972,687
6,109,141	VCAT LLC, Ser 2020-NPL1, Class A1, 144a, 3.671%, 8/25/50	6,180,292
	Total Asset-Backed Securities	$15,347,249
Number of Contracts		Notional Amount
	Purchased Options — 0.2%
	Purchased Call Options — 0.2%
7,568	iShares 20+ Year Treasury Bond ETF, Strike @160.00, Exp 02/21(C)	$119,370,064	1,854,160
Shares
	Short-Term Investment Funds — 8.0%
54,282,328	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	54,282,328
7,314,589	Invesco Government & Agency Portfolio, Institutional Class, 0.03%∞Ω**	7,314,589
	Total Short-Term Investment Funds	$61,596,917
	Total Long Positions—101.7% (Cost $761,315,773)	$786,609,598
Number of Contracts		Notional Amount	MarketValue
	Written Options — (0.1)%
	Written Call Options — (0.1)%
(7,568)	iShares 20+ Year Treasury Bond ETF, Strike @170.00, Exp 02/21	$119,370,064	$ (416,240)
	Total Investment Securities—101.6%		$786,193,358
	Liabilities in Excess of Other Assets — (1.6%)		(12,708,327)
	Net Assets — 100.0%		$773,485,031
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date
(B)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2020.
(C)	All or a portion of these securities are pledged as collateral for securities sold short. The total value of the securities pledged as collateral as of December 31, 2020 was $34,798,952.
(D)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(E)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
±	Closed-end Fund.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2020 was $7,130,424.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2020.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
ETF – Exchange-Traded Fund
FHLMC – Federal Home Loan Mortgage Corporation
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
GNMA – Government National Mortgage Association
IO – Interest Only
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, these securities were valued at $166,620,404 or 21.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Flexible Income Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$233,493,680	$—	$233,493,680
Agency Collateralized Mortgage Obligations	—	149,276,150	—	149,276,150
Preferred Stocks	118,094,182	—	—	118,094,182
Non-Agency Collateralized Mortgage Obligations	—	70,418,632	—	70,418,632
Investment Funds	70,212,591	—	—	70,212,591
Commercial Mortgage-Backed Securities	—	35,980,881	—	35,980,881
U.S. Treasury Obligations	—	30,335,156	—	30,335,156
Asset-Backed Securities	—	15,347,249	—	15,347,249
Purchased Call Options
Interest rate contracts	1,854,160	—	—	1,854,160
Short-Term Investment Funds	61,596,917	—	—	61,596,917
Total Assets	$251,757,850	$534,851,748	$—	$786,609,598
Liabilities:
Written Options
Interest rate contracts	$(416,240)	$—	$—	$(416,240)
Total	$251,341,610	$534,851,748	$—	$786,193,358
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Focused Fund – December 31, 2020 (Unaudited)
Shares		Market Value
	Common Stocks — 98.7%
	Information Technology — 23.1%
433,946	Apple, Inc.	$ 57,580,295
277,874	Avnet, Inc.	9,756,156
115,125	International Business Machines Corp.	14,491,935
300,854	Microsoft Corp.	66,915,947
316,235	Oracle Corp.	20,457,242
121,057	salesforce.com, Inc.*	26,938,814
178,862	SS&C Technologies Holdings, Inc.	13,012,211
114,131	Texas Instruments, Inc.	18,732,321
68,143	Workday, Inc. - Class A*	16,327,744
		244,212,665
	Consumer Discretionary — 18.1%
68,036	Alibaba Group Holding Ltd. (China) ADR*	15,834,018
14,329	Amazon.com, Inc.*	46,668,550
163,336	Choice Hotels International, Inc.	17,432,851
115,122	Cracker Barrel Old Country Store, Inc.	15,186,894
178,820	Floor & Decor Holdings, Inc. - Class A*	16,603,437
295,644	frontdoor, Inc.*	14,844,285
139,684	Hilton Worldwide Holdings, Inc.	15,541,242
221,263	JD.com, Inc. (China) ADR*	19,449,018
142,701	Starbucks Corp.	15,266,153
428,628	Trip.com Group Ltd. (China) ADR*	14,457,623
		191,284,071
	Communication Services — 17.3%
32,387	Alphabet, Inc. - Class C*	56,738,138
471,905	Comcast Corp. - Class A	24,727,822
205,333	Facebook, Inc. - Class A*	56,088,762
289,405	Fox Corp. - Class A	8,427,474
35,828	Netflix, Inc.*	19,373,274
100,340	Walt Disney Co. (The)*	18,179,601
		183,535,071
	Financials — 10.8%
861,071	Bank of America Corp.	26,099,062
155,734	Berkshire Hathaway, Inc. - Class B*	36,110,043
120,012	Goldman Sachs Group, Inc. (The)	31,648,364
153,654	Signature Bank	20,787,850
		114,645,319
	Health Care — 10.4%
108,861	AmerisourceBergen Corp.	10,642,251
297,102	Bristol-Myers Squibb Co.	18,429,237
147,455	HCA Healthcare, Inc.	24,250,449
191,981	Johnson & Johnson	30,213,970
76,711	UnitedHealth Group, Inc.	26,901,014
		110,436,921
	Industrials — 9.6%
52,986	Allegiant Travel Co.	10,027,071
71,006	Deere & Co.	19,104,164
307,793	Hexcel Corp.	14,924,882
Shares		Market Value

	Industrials — (Continued)
119,016	Hubbell, Inc.	$ 18,660,519
55,696	Parker-Hannifin Corp.	15,172,147
332,309	Raytheon Technologies Corp.	23,763,417
		101,652,200
	Real Estate — 3.7%
314,841	Americold Realty Trust REIT	11,753,015
181,925	Jones Lang LaSalle, Inc.*	26,992,212
		38,745,227
	Consumer Staples — 3.5%
216,813	Monster Beverage Corp.*	20,050,866
200,357	Philip Morris International, Inc.	16,587,556
		36,638,422
	Materials — 1.3%
200,242	DuPont de Nemours, Inc.	14,239,208
	Energy — 0.9%
225,353	Exxon Mobil Corp.	9,289,051
	Total Common Stocks	$1,044,678,155
	Short-Term Investment Fund — 1.4%
15,265,413	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	15,265,413
	Total Investment Securities—100.1% (Cost $606,891,177)	$1,059,943,568
	Liabilities in Excess of Other Assets — (0.1%)	(1,445,972)
	Net Assets — 100.0%	$1,058,497,596
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2020.
Portfolio Abbreviations:
ADR – American Depositary Deposit
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,044,678,155	$—	$—	$1,044,678,155
Short-Term Investment Fund	15,265,413	—	—	15,265,413
Total	$1,059,943,568	$—	$—	$1,059,943,568
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Global ESG Equity Fund – December 31, 2020 (Unaudited)
Shares		Market Value
	Common Stocks — 99.6%
	United States — 54.7%
	Communication Services — 6.0%
67,309	Facebook, Inc. - Class A*	$ 18,386,126
309,418	Verizon Communications, Inc.	18,178,308
115,223	Warner Music Group Corp. - Class A	4,377,322
	Consumer Discretionary — 4.6%
5,284	Amazon.com, Inc.*	17,209,618
209,536	Kohl's Corp.	8,526,020
52,162	Ralph Lauren Corp.	5,411,286
	Financials — 13.1%
223,759	Aflac, Inc.	9,950,563
196,186	Arch Capital Group Ltd.*	7,076,429
187,158	Discover Financial Services	16,943,414
672,050	First Horizon Corp.	8,575,358
117,530	Globe Life, Inc.	11,160,649
84,136	Progressive Corp. (The)	8,319,367
121,711	Reinsurance Group of America, Inc.	14,106,305
60,229	Willis Towers Watson PLC	12,689,046
	Health Care — 9.5%
34,734	Alnylam Pharmaceuticals, Inc.*	4,514,378
61,165	Becton Dickinson & Co.	15,304,706
76,946	BioMarin Pharmaceutical, Inc.*	6,747,395
77,303	Bridgebio Pharma, Inc.*,†	5,497,017
88,790	Cerner Corp.	6,968,239
11,126	Illumina, Inc.*	4,116,620
63,839	Ionis Pharmaceuticals, Inc.*	3,609,457
75,357	Medtronic PLC	8,827,319
54,278	Neurocrine Biosciences, Inc.*	5,202,546
6,900	Regeneron Pharmaceuticals, Inc.*	3,333,459
	Industrials — 3.4%
234,639	Carrier Global Corp.	8,850,583
51,955	Deere & Co.	13,978,493
	Information Technology — 14.9%
97,667	Apple, Inc.	12,959,434
106,045	Applied Materials, Inc.	9,151,684
46,694	Fidelity National Information Services, Inc.	6,605,333
45,740	First Solar, Inc.*	4,524,601
43,549	Keysight Technologies, Inc.*	5,752,387
153,793	Micron Technology, Inc.*	11,562,158
135,941	Microsoft Corp.	30,235,997
77,871	TE Connectivity Ltd.	9,427,842
46,954	Visa, Inc. - Class A	10,270,248
	Materials — 1.1%
25,763	Martin Marietta Materials, Inc.	7,315,919
	Real Estate — 2.1%
112,449	American Campus Communities, Inc. REIT	4,809,444
422,937	Medical Properties Trust, Inc. REIT REIT	9,215,797
	Total United States	369,690,867
	Germany — 8.7%
	Consumer Discretionary — 1.7%
77,083	Continental AG	11,472,670
	Industrials — 2.4%
332,846	Deutsche Post AG	16,487,784
	Materials — 2.0%
176,131	HeidelbergCement AG	13,113,928
	Real Estate — 2.6%
243,748	Vonovia SE	17,801,912
	Total Germany	58,876,294
Shares		Market Value

	Japan — 7.3%
	Communication Services — 3.1%
458,100	KDDI Corp.	$ 13,582,785
11,400	Nintendo Co. Ltd.	7,318,132
	Consumer Discretionary — 3.5%
692,100	Panasonic Corp.	8,067,970
152,300	Sony Corp.	15,346,980
	Information Technology — 0.7%
80,600	Kyocera Corp.	4,947,100
	Total Japan	49,262,967
	France — 6.9%
	Industrials — 6.0%
326,198	Cie de Saint-Gobain*	15,002,628
178,258	Schneider Electric SE	25,763,169
	Materials — 0.9%
35,437	Air Liquide SA	5,809,786
	Total France	46,575,583
	Sweden — 4.5%
	Communication Services — 1.4%
728,168	Tele2 AB - Class B	9,632,202
	Financials — 3.1%
1,140,137	Svenska Handelsbanken AB - Class A*	11,492,616
524,664	Swedbank AB - Class A*	9,202,812
	Total Sweden	30,327,630
	Italy — 3.0%
	Utilities — 3.0%
1,970,907	Enel SpA	20,053,458
	Canada — 2.7%
	Financials — 1.1%
60,557	Intact Financial Corp.	7,170,360
	Materials — 1.6%
153,847	Agnico Eagle Mines Ltd.	10,847,752
	Total Canada	18,018,112
	China — 2.0%
	Consumer Discretionary — 2.0%
58,999	Alibaba Group Holding Ltd. ADR*	13,730,837
	India — 1.6%
	Financials — 1.6%
741,778	ICICI Bank Ltd. ADR*	11,022,821
	South Korea — 1.6%
	Communication Services — 1.6%
476,990	KT Corp. ADR*	5,251,660
256,798	KT Corp.*	5,676,413
	Total South Korea	10,928,073
	United Kingdom — 1.5%
	Financials — 1.5%
20,457,684	Lloyds Banking Group PLC*	10,199,336
	Switzerland — 1.4%
	Health Care — 1.4%
28,061	Roche Holding AG	9,773,606
	Netherlands — 1.2%
	Health Care — 1.2%
152,360	Koninklijke Philips NV*	8,207,259

Touchstone Global ESG Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Common Stocks — 99.6% (Continued)
	Singapore — 0.9%
	Real Estate — 0.9%
3,762,100	CapitaLand Integrated Commercial Trust REIT	$ 6,152,645
	Denmark — 0.8%
	Industrials — 0.8%
22,289	Vestas Wind Systems A/S	5,265,318
	Belgium — 0.8%
	Materials — 0.8%
109,162	Umicore SA	5,246,881
	Total Common Stocks	$673,331,687
	Short-Term Investment Funds — 0.7%
4,279,988	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞,Ω	4,279,988
579,150	Invesco Government & Agency Portfolio, Institutional Class, 0.03%∞,Ω,**	579,150
	Total Short-Term Investment Funds	$4,859,138
	Total Investment Securities — 100.3% (Cost $490,346,215)	$678,190,825
	Liabilities in Excess of Other Assets — (0.3)%	(2,210,948)
	Net Assets — 100.0%	$675,979,877
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2020 was $575,991.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2020.
Portfolio Abbreviations:
ADR – American Depositary Deposit
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$369,690,867	$—	$—	$369,690,867
Germany	—	58,876,294	—	58,876,294
Japan	—	49,262,967	—	49,262,967
France	—	46,575,583	—	46,575,583
Sweden	—	30,327,630	—	30,327,630
Italy	—	20,053,458	—	20,053,458
Canada	18,018,112	—	—	18,018,112
China	13,730,837	—	—	13,730,837
India	11,022,821	—	—	11,022,821
South Korea	5,251,660	5,676,413	—	10,928,073
United Kingdom	—	10,199,336	—	10,199,336
Switzerland	—	9,773,606	—	9,773,606
Netherlands	—	8,207,259	—	8,207,259
Singapore	—	6,152,645	—	6,152,645
Denmark	—	5,265,318	—	5,265,318
Belgium	—	5,246,881	—	5,246,881
Short-Term Investment Funds	4,859,138	—	—	4,859,138
Total	$422,573,435	$255,617,390	$—	$678,190,825
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Growth Opportunities Fund – December 31, 2020 (Unaudited)
Shares		Market Value
	Common Stocks — 100.3%
	Information Technology — 44.6%
85,788	Apple, Inc.	$ 11,383,210
37,100	Applied Materials, Inc.	3,201,730
8,560	Broadcom, Inc.	3,747,996
16,950	F5 Networks, Inc.*	2,982,183
23,199	Fidelity National Information Services, Inc.	3,281,730
16,677	Global Payments, Inc.	3,592,559
26,350	Lumentum Holdings, Inc.*	2,497,980
38,489	Microsoft Corp.	8,560,723
3,650	NVIDIA Corp.	1,906,030
18,000	PayPal Holdings, Inc.*	4,215,600
14,670	QUALCOMM, Inc.	2,234,828
18,188	salesforce.com, Inc.*	4,047,376
8,981	ServiceNow, Inc.*	4,943,412
6,620	Twilio, Inc. - Class A*	2,240,870
23,692	Visa, Inc. - Class A	5,182,151
13,490	Workday, Inc. - Class A*	3,232,339
33,598	Zendesk, Inc.*	4,808,546
		72,059,263
	Consumer Discretionary — 15.4%
3,872	Amazon.com, Inc.*	12,610,833
27,740	Darden Restaurants, Inc.	3,304,389
13,574	Home Depot, Inc. (The)	3,605,526
43,591	National Vision Holdings, Inc.*	1,974,236
24,200	NIKE, Inc. - Class B	3,423,574
		24,918,558
	Health Care — 15.3%
26,260	AbbVie, Inc.	2,813,759
18,805	Ascendis Pharma A/S (Denmark) ADR*	3,136,298
4,045	Bio-Rad Laboratories, Inc. - Class A*	2,357,992
60,120	Boston Scientific Corp.*	2,161,314
52,826	Bristol-Myers Squibb Co.	3,276,797
6,320	Cooper Cos., Inc. (The)	2,296,182
4,970	Humana, Inc.	2,039,042
132,122	Ironwood Pharmaceuticals, Inc.*	1,504,870
5,142	Thermo Fisher Scientific, Inc.	2,395,041
11,595	Vertex Pharmaceuticals, Inc.*	2,740,362
		24,721,657
	Industrials — 10.9%
24,070	Advanced Drainage Systems, Inc.	2,011,771
21,461	AMETEK, Inc.	2,595,493
33,939	ITT, Inc.	2,613,982
7,710	Rockwell Automation, Inc.	1,933,745
41,480	Sensata Technologies Holding PLC*	2,187,655
4,993	TransDigm Group, Inc.*	3,089,918
15,097	Union Pacific Corp.	3,143,497
		17,576,061
Shares		Market Value

	Communication Services — 9.8%
4,936	Alphabet, Inc. - Class A*	$ 8,651,031
26,309	Facebook, Inc. - Class A*	7,186,567
		15,837,598
	Financials — 3.2%
27,280	LPL Financial Holdings, Inc.	2,843,122
34,150	Morgan Stanley	2,340,299
		5,183,421
	Real Estate — 1.1%
41,650	Spirit Realty Capital, Inc. REIT	1,673,081
	Total Common Stocks	$161,969,639
	Short-Term Investment Fund — 0.2%
268,143	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	268,143
	Total Investment Securities—100.5% (Cost $85,698,875)	$162,237,782
	Liabilities in Excess of Other Assets — (0.5%)	(767,155)
	Net Assets — 100.0%	$161,470,627
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2020.
Portfolio Abbreviations:
ADR – American Depositary Deposit
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$161,969,639	$—	$—	$161,969,639
Short-Term Investment Fund	268,143	—	—	268,143
Total	$162,237,782	$—	$—	$162,237,782
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Mid Cap Growth Fund – December 31, 2020 (Unaudited)
Shares		Market Value
	Common Stocks — 99.6%
	Information Technology — 36.6%
249,476	Applied Materials, Inc.	$ 21,529,779
314,805	Cognizant Technology Solutions Corp. - Class A	25,798,270
115,945	FleetCor Technologies, Inc.*	31,633,274
229,727	Fortinet, Inc.*	34,121,351
219,326	Global Payments, Inc.	47,247,207
52,406	HubSpot, Inc.*	20,775,835
281,061	Lightspeed POS, Inc. (Canada)*	19,783,884
212,858	Microchip Technology, Inc.	29,397,818
70,713	MongoDB, Inc.*	25,388,796
544,534	NCR Corp.*	20,458,142
122,045	Nice Ltd. (Israel) ADR*	34,604,639
607,257	Nutanix, Inc. - Class A*	19,353,281
99,792	NXP Semiconductors NV (Netherlands)	15,867,926
42,820	Palo Alto Networks, Inc.*	15,217,800
62,463	RingCentral, Inc. - Class A*	23,671,603
168,353	Splunk, Inc.*	28,601,491
275,677	SS&C Technologies Holdings, Inc.	20,055,502
101,249	Twilio, Inc. - Class A*	34,272,786
203,170	Xilinx, Inc.	28,803,411
368,288	Zendesk, Inc.*	52,709,379
		549,292,174
	Health Care — 22.5%
204,609	Ascendis Pharma A/S (Denmark) ADR*	34,124,689
316,962	BioMarin Pharmaceutical, Inc.*	27,794,398
78,967	Cooper Cos., Inc. (The)	28,690,290
61,743	DexCom, Inc.*	22,827,622
124,554	ICON PLC (Ireland)*	24,285,539
87,045	IDEXX Laboratories, Inc.*	43,511,184
56,284	Insulet Corp.*	14,387,879
88,302	Masimo Corp.*	23,698,491
28,681	Mettler-Toledo International, Inc.*	32,687,162
167,269	Quest Diagnostics, Inc.	19,933,447
115,654	Rocket Pharmaceuticals, Inc.*	6,342,465
199,577	Seagen, Inc.*	34,953,916
131,373	STERIS PLC	24,900,438
		338,137,520
	Industrials — 14.7%
199,943	AMETEK, Inc.	24,181,107
365,148	AZEK Co., Inc. (The)*	14,039,941
26,204	CoStar Group, Inc.*	24,219,833
91,530	IDEX Corp.	18,232,776
114,683	Rockwell Automation, Inc.	28,763,643
50,077	Teledyne Technologies, Inc.*	19,629,183
187,370	Trane Technologies PLC	27,198,629
54,206	TransDigm Group, Inc.*	33,545,383
202,446	TransUnion	20,086,692
110,767	Waste Connections, Inc.	11,361,371
		221,258,558
	Consumer Discretionary — 12.5%
25,158	Chipotle Mexican Grill, Inc.*	34,886,850
235,479	DR Horton, Inc.	16,229,213
73,964	Etsy, Inc.*	13,158,935
125,280	Expedia Group, Inc.	16,587,072
74,305	O'Reilly Automotive, Inc.*	33,628,214
Shares		Market Value

	Consumer Discretionary — (Continued)
237,991	Ross Stores, Inc.	$ 29,227,675
89,130	Ulta Beauty, Inc.*	25,594,571
178,040	Williams-Sonoma, Inc.	18,131,593
		187,444,123
	Financials — 6.1%
179,114	Arthur J Gallagher & Co.	22,158,193
57,788	MSCI, Inc.	25,804,076
605,550	Synchrony Financial	21,018,640
370,800	Tradeweb Markets, Inc. - Class A	23,156,460
		92,137,369
	Real Estate — 3.0%
81,120	Essex Property Trust, Inc. REIT	19,259,510
165,124	Sun Communities, Inc. REIT	25,090,592
		44,350,102
	Materials — 2.7%
140,350	Celanese Corp.	18,237,079
249,477	RPM International, Inc.	22,647,522
		40,884,601
	Communication Services — 1.5%
68,800	Roku, Inc.*	22,842,976
	Total Common Stocks	$1,496,347,423
	Short-Term Investment Fund — 0.5%
7,374,797	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	7,374,797
	Total Investment Securities—100.1% (Cost $960,821,140)	$1,503,722,220
	Liabilities in Excess of Other Assets — (0.1%)	(1,340,334)
	Net Assets — 100.0%	$1,502,381,886
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2020.
Portfolio Abbreviations:
ADR – American Depositary Deposit
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,496,347,423	$—	$—	$1,496,347,423
Short-Term Investment Fund	7,374,797	—	—	7,374,797
Total	$1,503,722,220	$—	$—	$1,503,722,220
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Sands Capital Emerging Markets Growth Fund – December 31, 2020 (Unaudited)
Shares		Market Value
	Common Stocks — 97.0%
	China — 33.8%
	Communication Services — 7.3%
3,575,300	Tencent Holdings Ltd.	$ 257,256,415
	Consumer Discretionary — 18.1%
1,005,176	Alibaba Group Holding Ltd. ADR*	233,934,611
8,844,500	ANTA Sports Products Ltd.	140,336,652
1,705,819	JD Health International, Inc., 144a*	33,005,418
506,770	New Oriental Education & Technology Group, Inc. ADR*	94,162,934
703,268	Prosus NV	75,937,960
1,694,465	Trip.com Group Ltd. ADR*	57,154,304
	Consumer Staples — 1.9%
2,195,803	Foshan Haitian Flavouring & Food Co. Ltd. - Class A	67,422,748
	Health Care — 6.5%
93,609	BeiGene Ltd. ADR*	24,187,630
2,764,350	Hangzhou Tigermed Consulting Co. Ltd., 144a*	64,108,702
10,463,500	Wuxi Biologics Cayman, Inc., 144a*	138,760,071
	Total China	1,186,267,445
	India — 19.8%
	Consumer Discretionary — 4.2%
2,340,216	Jubilant Foodworks Ltd.	89,567,523
2,751,773	Titan Co. Ltd.	59,114,824
	Consumer Staples — 1.7%
1,184,487	Britannia Industries Ltd.	58,082,865
	Financials — 9.5%
1,663,186	Bajaj Finance Ltd.	120,756,166
8,683,948	Bandhan Bank Ltd., 144a*	47,930,098
5,213,554	HDFC Bank Ltd.*	102,688,696
9,239,527	ICICI Prudential Life Insurance Co. Ltd., 144a*	63,136,735
	Health Care — 3.0%
3,177,079	Apollo Hospitals Enterprise Ltd.	104,833,518
	Materials — 1.4%
1,272,940	Asian Paints Ltd.	48,216,825
	Total India	694,327,250
	Taiwan — 13.4%
	Communication Services — 8.2%
1,451,564	Sea Ltd. ADR*	288,933,814
	Information Technology — 5.2%
1,666,623	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	181,728,572
	Total Taiwan	470,662,386
	Argentina — 9.4%
	Consumer Discretionary — 7.6%
159,146	MercadoLibre, Inc.*	266,604,562
	Information Technology — 1.8%
294,804	Globant SA*	64,152,299
	Total Argentina	330,756,861
	Brazil — 6.2%
	Consumer Staples — 0.9%
6,832,300	Raia Drogasil SA	32,936,890
	Financials — 1.4%
1,193,195	XP, Inc. - Class A*	47,334,046
	Industrials — 1.4%
3,738,215	Localiza Rent a Car SA	49,622,641
Shares		Market Value

	Brazil — (Continued)
	Information Technology — 2.5%
1,513,779	Pagseguro Digital Ltd. - Class A*	$ 86,103,749
	Total Brazil	215,997,326
	Russia — 4.3%
	Communication Services — 4.3%
2,171,102	Yandex NV - Class A*	151,065,277
	Hong Kong — 3.6%
	Financials — 2.7%
7,688,000	AIA Group Ltd.	93,686,908
	Health Care — 0.9%
1,006,780	Hutchison China MediTech Ltd. ADR*	32,237,096
	Total Hong Kong	125,924,004
	Indonesia — 1.7%
	Financials — 1.7%
24,936,900	Bank Central Asia Tbk PT	60,111,141
	Poland — 1.7%
	Communication Services — 0.7%
310,801	CD Projekt SA*	22,918,586
	Consumer Discretionary — 1.0%
1,537,247	Allegro.eu SA, 144a*	34,854,196
	Total Poland	57,772,782
	Kazakhstan — 1.4%
	Financials — 1.4%
725,215	Kaspi.KZ JSC GDR*	48,661,927
	Thailand — 1.1%
	Consumer Staples — 1.1%
20,499,700	CP ALL PCL*	39,840,576
	Vietnam — 0.6%
	Real Estate — 0.6%
16,005,244	Vincom Retail JSC*	21,809,682
	Total Common Stocks	$3,403,196,657
	Short-Term Investment Fund — 3.5%
123,925,949	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞,Ω	123,925,949
	Total Investment Securities — 100.5% (Cost $2,152,430,758)	$3,527,122,606
	Liabilities in Excess of Other Assets — (0.5)%	(17,582,038)
	Net Assets — 100.0%	$3,509,540,568
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2020.
Portfolio Abbreviations:
ADR – American Depositary Deposit
GDR – Global Depositary Receipt
PCL – Public Company Limited
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, these securities were valued at $381,795,220 or 10.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Sands Capital Emerging Markets Growth Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
China	$442,444,897	$743,822,548	$—	$1,186,267,445
India	—	694,327,250	—	694,327,250
Taiwan	470,662,386	—	—	470,662,386
Argentina	330,756,861	—	—	330,756,861
Brazil	215,997,326	—	—	215,997,326
Russia	151,065,277	—	—	151,065,277
Hong Kong	32,237,096	93,686,908	—	125,924,004
Indonesia	—	60,111,141	—	60,111,141
Poland	34,854,196	22,918,586	—	57,772,782
Kazakhstan	48,661,927	—	—	48,661,927
Thailand	—	39,840,576	—	39,840,576
Vietnam	—	21,809,682	—	21,809,682
Short-Term Investment Fund	123,925,949	—	—	123,925,949
Total	$1,850,605,915	$1,676,516,691	$—	$3,527,122,606
See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments (Unaudited)
December 31, 2020
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of December 31, 2020, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds (the “Underlying Funds”) and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by Funds’ Board of Trustees and are generally categorized in Level 3.

Notes to Portfolios of Investments (Unaudited) (Continued)
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.